Significant Accounting Policies - Summary of Company's Ownership Percentage in Each of Its Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
NXE Energy Royalty Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NXE Energy SW1 Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NXE Energy SW3 Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
IsoEnergy Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	52.03%	53.35%